Basis of Presentation, Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions	6 Months Ended
Jun. 30, 2026
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of Presentation, Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions	Basis of Presentation, Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions
Statement of Compliance — The interim condensed consolidated financial statements ("interim financial statements") have been prepared in accordance with International Accounting Standards ("IAS") 34, Interim Financial Reporting ("IAS 34"), as issued by the International Accounting Standards Board ("IASB"). Certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards, as issued by the IASB, have been omitted or condensed. These interim financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in GlobalFoundries' Annual Report on Form 20-F for the year ended December 31, 2025. The interim financial statements have been prepared on a basis consistent with the accounting policies disclosed in the December 31, 2025 audited consolidated financial statements.
The interim financial statements are unaudited and reflect adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary to provide a fair statement of results for the interim periods in accordance with IAS 34 as issued by the IASB.
The interim financial statements were approved and authorized to be issued by the Audit, Risk and Compliance Committee of GlobalFoundries’ Board of Directors on August 05, 2026, and subsequent events have been evaluated for their potential effect on the interim financial statements through August 05, 2026.
Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions — The summary of material accounting policies and critical judgments, estimates and assumptions adopted in the preparation of the interim financial statements are consistent with those followed in the preparation of the Company's annual audited consolidated financial statements contained in our Annual Report on Form 20-F for the year ended December 31, 2025.
Recent Accounting Pronouncements, Adopted:
The Company adopted the following amended IFRS standards, effective January 1, 2026.
Classification and Measurement of Financial Instruments (Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures) – The amendments clarify the requirements for the timing of recognition and derecognition of financial assets and liabilities. The amendments also add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion for financial assets that do not relate to basic lending risks, and add new disclosures for certain instruments with contractual terms that can change cash flows based on contingent events. The adoption of these amendments did not result in a material impact to the Company’s consolidated financial statements.
Annual Improvements to IFRS Accounting Standards – Volume 11 – These narrow-scope amendments relate to clarifications, simplifications, corrections or changes to improve consistency in the following IFRS standards: IFRS 7, Financial Instruments: Disclosures, IFRS 9, Financial Instruments, IFRS 10, Consolidated Financial Statements and IAS 7, Statement of Cash Flows. The adoption of these amendments did not result in a material impact to the Company’s consolidated financial statements.
Contracts Referencing Nature-dependent Electricity – Amendment to IFRS 9 and IFRS 7 – These amendments include clarifying the application of the own-use requirements for nature-dependent electricity contracts, permitting hedge accounting if these contracts are used as hedging instruments and adding new disclosure requirements to enable investors to understand the effect of these contracts on the Company’s financial performance and cash flows. The adoption of these standards, including disclosures that will be made when certain plants commence commercial operations, did not result in a material impact to the Company's consolidated financial statements.
Recent Accounting Pronouncements, Not Adopted:
The Company has not adopted the following new, revised or amended IFRS standards that have been issued by the IASB that are not yet effective:
IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18") — This new standard will replace IAS 1, Presentation of Financial Statements ("IAS 1"). The key concepts in IFRS 18 relate to the structure of the statement of profit and loss, required disclosures in the financial statements for certain management-defined performance measures and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
•IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit and loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
•It also requires disclosure of management-defined performance measures and subtotals of income and expenses and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.
•In addition, narrow-scope amendments have been made to IAS 7, Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. Interest paid will be presented as financing cash flows and interest received as investing cash flows, which is a change from current presentation as part of operating cash flows. In addition, there are consequential amendments to several other standards.
The Company will adopt IFRS 18 effective January 1, 2027. Retrospective application is required, hence, the comparative information will be recast in accordance with IFRS 18. The Company is currently assessing the detailed implications of applying the new standard on the consolidated financial statements.
•Although the adoption of IFRS 18 has no impact on the Company’s net income, the Company expects that grouping items of income and expenses into the new categories may impact how operating profit is calculated and reported. For example, items currently in “Other income (expense), net” would be reclassified to “Other operating expenses”, “Other investing expenses” and “Other financing expenses” lines.
•The Company does not expect a significant change in the information currently disclosed in the notes to the consolidated financial statements because the requirement to disclose material information remains unchanged. However, the way in which information is grouped may be changed and the new disclosure of management-defined performance measures is required.
•For the first annual period of application of IFRS 18, disclosures are required for a reconciliation for each line item in the consolidated statement of operations between the stated amounts presented by applying IFRS 18 and the amounts previously presented applying IAS 1.
As of the date the accompanying financial statements were authorized for issue, the Company continues to evaluate the impact on its consolidated financial position and performance as a result of the initial adoption of the aforementioned standards or interpretations and related applicable periods.
Fair Value Option in Measuring Investment in Associate or Joint Venture - Amendments to IAS 28 — These amendments clarify the scope of entities that may elect to measure investments in associates and joint ventures at fair value through profit or loss, rather than applying the equity method. The fair value option is available to entities whose main business activity is investing in particular types of assets. The amendments are effective when IFRS 18 is adopted. The Company does not expect these amendments to have a material impact to the Company’s consolidated financial statements.